Income Taxes	6 Months Ended
Jun. 30, 2021
Income Taxes
Income Taxes

15.   Income Taxes

The effective tax rate for the three months ended June 30, 2021 and 2020 was -28.98% and -170.25%, respectively. The effective tax rate for the six months ended June 30, 2021 and 2020 was 0.65% and -177.5%, respectively. The effective tax rate for the three and six months ended June 30, 2021 and 2020 differed from the U.S. statutory federal income tax rate of 21% primarily due to foreign withholding taxes, state taxes, permanent tax adjustments, and movements of the valuation allowance recorded against deferred tax assets that are more likely than not to be realized.

In response to the COVID-19 pandemic, on March 18, 2020, the Families First Coronavirus Response Act (“FFCR Act”) was enacted, on March 27, 2020, the Coronavirus Aid, Relief, Economic Security Act (“CARES Act”) was enacted and, on March 11, 2021, the American Rescue Plan Act of 2021 (with the FFCR Act and the CARES Act, the “Acts”) was enacted. The Acts contain numerous income tax provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. The Acts did not have a material impact on our condensed consolidated financial statements for the three and six months ended June 30, 2021 and 2020.